UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 12, 2004

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		44

FORM 13F Information Table Value Total:	$145,165,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2924    80823 SH       SOLE                    80823
ASML Holding N V               COM              N07059111     7115   354853 SH       SOLE                   133858            220995
Adobe                          COM              00724F101      203     5182 SH       SOLE                      782              4400
Affymetrix                     COM              00826T108     1998    81191 SH       SOLE                    15806             65385
Altria Group, Inc.             COM              718154107      458     8411 SH       SOLE                     8411
Amdocs                         COM              G02602103     3011   133951 SH       SOLE                    32196            101755
Barr Pharmaceuticals, Inc.     COM              068306109     4796    62324 SH       SOLE                     2352             59972
Bio Reference Lab              COM              09057G602      655    50130 SH       SOLE                     7630             42500
Biovail Corporation            COM              09067J109     6619   307991 SH       SOLE                   143661            164330
Brigham Exploration            COM              109178103      173    21590 SH       SOLE                     1400             20190
Brillian Corp.                 COM              10949P107      615    73163 SH       SOLE                    23907             49256
Business Objects ADR           COM              12328X107     8056   232295 SH       SOLE                    78533            153762
CR Bard                        COM              067383109     3264    40168 SH       SOLE                    12218             27950
Concord Camera                 COM              206156101     5144   556119 SH       SOLE                   173634            382485
Dell Inc.                      COM              247025109     1075    31647 SH       SOLE                    31647
Ditech                         COM              25500M103     2003   104885 SH       SOLE                                     104885
Federal Nat'l Mtg.             COM              313586109      750     9995 SH       SOLE                     9995
Flir Systems                   COM              302445101    12718   348426 SH       SOLE                   119512            228914
General Electric               COM              369604103     1446    46689 SH       SOLE                    46689
Home Depot                     COM              437076102      441    12418 SH       SOLE                    12418
Intel Corp.                    COM              458140100     1865    58175 SH       SOLE                    58175
Jetblue Airways                COM              477143101     2435    91822 SH       SOLE                    31538             60284
KLA Tencor                     COM              482480100     1662    28398 SH       SOLE                    15108             13290
KV Pharmaceutical Cl A         COM              482740206    15478   606988 SH       SOLE                   231199            375789
Kraft Foods Inc Class A        COM              50075N104      239     7432 SH       SOLE                     7432
Lehman Brothers Hldgs          COM              524908100     2642    34210 SH       SOLE                                      34210
Lilly Eli                      COM              532457108      372     5291 SH       SOLE                     5291
MFC Bancorp                    COM              55271X202    10126   549743 SH       SOLE                   208758            340985
Mymetics Corp                  COM              62856A102       26   518057 SH       SOLE                   194121            323936
Nextel Communications          COM              65332V103    12447   443570 SH       SOLE                   123465            320105
Novellus Systems               COM              670008101     7169   170490 SH       SOLE                    59000            111490
Pfizer                         COM              717081103     1252    35451 SH       SOLE                    35451
Procter & Gamble               COM              742718109      419     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     2380    44132 SH       SOLE                    44132
Quest Diagnostics              COM              74834L100      531     7260 SH       SOLE                                       7260
Rainbow Technology             COM              750862104     5076   450799 SH       SOLE                   157709            293090
Scholastic Corp.               COM              807066105     1109    32570 SH       SOLE                                      32570
Scientific Games               COM              80874P109     3313   195213 SH       SOLE                    52353            142860
Seitel Inc.                    COM              816074306     1369   658234 SH       SOLE                   350039            308195
Staples Inc.                   COM              855030102     2482    90898 SH       SOLE                    34723             56175
Symantec Corp                  COM              871503108     2110    61162 SH       SOLE                    10412             50750
Three-Five Systems             COM              88554L108     1537   293320 SH       SOLE                    96291            197029
Veeco Instr                    COM              922417100     4025   142921 SH       SOLE                    35641            107280
Zoll Medical                   COM              989922109     1638    46280 SH       SOLE                    15480             30800